SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
11.	Share-Based Compensation
Conversion and Modification of Equity Awards Outstanding at Separation Date
In connection with the Separation on November 1, 2022, under the provisions of the existing plans, the Company adjusted its outstanding equity awards in accordance with the Merger Agreement to preserve the intrinsic value of the awards immediately before and after the Distribution. Upon the Distribution, employees holding stock options, restricted stock units and performance restricted stock units denominated in pre-Distribution
Ligand stock received a number of otherwise-similar awards either in post-Distribution Ligand stock or in a combination of post- Distribution Ligand stock and OmniAb stock based on conversion ratios outlined for each group of employees in the Merger Agreement that the Company entered into in connection with the Distribution. The equity awards that were granted prior to March 2, 2022 were converted under the shareholder method, wherein employees holding outstanding equity awards received equity awards in both Ligand and OmniAb. For equity awards granted after March 2, 2022, for Ligand employees, the number of awards that were outstanding at the Separation were proportionately adjusted into post-Distribution Ligand stock to maintain the aggregate intrinsic value of the awards at the date of the Separation; for OmniAb employees, the number of awards that were outstanding at the Separation were proportionately adjusted into post-Distribution OmniAb stock to maintain the aggregate intrinsic value of the awards at the date of the Separation. The conversion ratio was determined based on the relative values of Ligand common stock in the “regular way” and
“ex-distribution”
markets during the five-trading day period prior to the closing of the Business Combination.
These modified awards otherwise retained substantially the same terms and conditions, including term and vesting provisions. Due to the modification of the equity awards as a result of the Distribution, the Company compared the fair value of the outstanding equity awards immediately before and after the Distribution. Due to the immaterial amount of incremental expense, the Company did not recognize any incremental fair value as a result of the modification.
The Company will not incur any future compensation cost related to equity awards held by Ligand employees and directors. The Company will incur future compensation cost related to Ligand equity awards held by OmniAb employees.

The Company recognized share-based compensation expense by function as follows:

	Year Ended December 31,
(in thousands)	2022	2021
Research and development expenses	$10,312	$9,016
General and administrative expenses	8,010	6,049

Total share-based compensation expense	$18,322	$15,065

The Company recognized share-based compensation expense by award type as follows:

	Year Ended December 31,
(in thousands)	2022	2021
Stock options	$10,489	$9,306
Restricted stock units	5,264	3,823
Performance restricted stock units	2,219	1,852
Employee share purchase plan	350	84

Total share-based compensation expense	$18,322	$15,065

Stock Options
Stock options granted under the 2022 Plan typically vest 1/8 on the
6-month
anniversary of the date of grant, and 1/48 each month thereafter for 42 months. All option awards generally expire ten years from the date of grant.
The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options granted. The model assumptions include expected volatility, term, dividends, and the risk-free interest rate.

•
Expected volatility
: Since the Company is a newly public company and does not have a trading history for its common stock, the expected volatility assumption is based on volatilities of a peer group of similar companies whose share prices are publicly available. The peer group was developed based on companies in the biotechnology industry. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available.

•
Expected term
: The expected term represents the period of time that options are expected to be outstanding. Because the Company does not have historical exercise behavior, it determines the expected life assumption using the simplified method which is an average of the contractual term of the option and its vesting period.

•
Dividend yield
: The Company bases the expected dividend yield assumption on the fact that it has never paid cash dividends and has no present intention to pay cash dividends and, therefore, used an expected dividend yield of zero.

•	Risk-free interest rate : The risk-free interest rate is based upon U.S. Treasury securities with remaining terms similar to the expected term of the share-based awards.
Prior to the Separation on November 1, 2022, valuation assumptions were determined by the Company’s former parent, Ligand, using historical and implied volatility of Ligand stock to determine the expected volatility. The expected term of an award was based on historical forfeiture experience, exercise activity, and on the terms and conditions of the stock awards. The expected dividend yield was determined to be 0% given that it had not paid any dividends on common stock in the past except for 2007, during which Ligand declared a cash dividend on its common stock of $2.50 per share, and did not expect to pay cash dividends or make any other distributions on common stock in the future. The risk-free interest rate was based upon U.S. Treasury securities with remaining terms similar to the expected term of the share-based awards.
Following the Separation on November 1, 2022, the fair value of each option issued to employees was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	3.6%	—
Expected volatility	49.6%	—
Expected term (years)	6.1	0
Dividend yield	—%	—%
The following table summarizes stock option activity under the Company’s equity award plans:

	Shares	Weighted-average exercise price per share	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2022	—
Converted in distribution (2)	6,952,164	$11.76
Granted	5,849,771	$3.71
Exercised	—	$—
Cancelled/Expired	(111,147)	$12.66

Outstanding at December 31, 2022	12,690,788	$8.04	8.5	$246

Exercisable at December 31, 2022	3,148,763	$12.21	5.9	$—

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for in the money options at December 31, 2022.

(2)	Excludes 5,625,551 of options issued to Ligand employees.
As of December 31, 2022, unrecognized stock-based compensation expense related to OmniAb options was $29.3 million, which is expected to be recognized over a remaining weighted-average period of approximately 1.66 years.
As of December 31, 2022, unrecognized stock-based compensation expense related to Ligand options was $5.5 million, which is expected to be recognized over a remaining weighted-average period of approximately 1.01 years.
Restricted Stock Units
Restricted stock units (“RSUs”) are awards of nontransferable shares of common stock subject to certain vesting conditions and other restrictions. RSUs generally vest over three years. The fair value of restricted stock is determined by the closing market price on the date of grant.

The following table summarizes RSU activity during the year ended December 31, 2022 under the Company’s equity awards plans:

	Shares	Weighted-Average Grant Date Fair Value
Unvested balance at January 1, 2022	—	$—
Converted in distribution (1)	1,017,696	$10.36
Granted	—	$—
Vested	(145,544)	$10.47
Forfeited	(12,923)	$10.48

Unvested balance at December 31, 2022	859,229	$10.31

(1)	Excludes 464,196 unvested RSUs issued and outstanding to Ligand employees as of the Separation on November 1, 2022.
As of December 31, 2022, unrecognized stock-based compensation expense related to OmniAb RSUs was $5.8 million, which is expected to be recognized over a remaining weighted-average period of approximately 1.39 years. The aggregate intrinsic value of OmniAb RSUs vested during the year ended December 31, 2022 was $0.5 million.
As of December 31, 2022, unrecognized stock-based compensation expense related to Ligand RSUs was $2.6 million, which is expected to be recognized over a remaining weighted-average period of approximately 1.01 years.
Performance Restricted Stock Units
PRSUs are share awards that, upon vesting, will deliver to the holder shares of the Company’s common stock. PRSUs vest over a continued employment period and are based on the achievement of certain corporate performance or market goals.
The Company’s PRSUs contain a market condition dependent upon the Company’s relative and absolute total stockholder return over a three-year period, with a payout range of —   % to 200% of the target shares granted. Share-based compensation expense for these PRSUs is measured using the Monte-Carlo valuation model and is not adjusted for the achievement, or lack thereof, of the market conditions.
The following table summarizes the PRSU activity during the year ended December 31, 2022, under the Company’s equity awards plans:

	Shares	Weighted-Average Grant Date Fair Value
Unvested balance at January 1, 2022	—	$—
Converted in distribution (1)	94,749	$16.11
Granted	—	$—
Vested	—	$—
Forfeited	—	$—

Unvested balance at December 31, 2022	94,749	$16.11

(1)	Pursuant to the terms of the awards granted, the actual number of awards earned could range between —% and 200% of target. The amount disclosed represents PRSU grants at target payout.

As of December 31, 2022, unrecognized stock-based compensation expense related to OmniAb PRSUs was $1.2 million, which is expected to be recognized over a remaining weighted-average period of approximately 2.00 years.
Employee Stock Purchase Plan
Under the Company’s 2022 Employee Stock Purchase Plan (the “ESPP”), eligible employees are entitled to purchase shares of common stock at a discount with accumulated payroll deductions. The ESPP provides for a series of overlapping
24-month
offering periods comprising four
six-month
 purc
h
ase periods. The initial offering period under the 2022 ESPP is longer than 24 months, commencing November 1, 2022 and ending on November 29, 2024. The purchase price for shares of common stock purchased under the ESPP is equal to 85% of the lesser of the fair market value of the Company’s common stock on (i) the first trading day of the applicable offering period or (ii) the last tr
a
ding day of each six month purchase period in the applicable offering period.
The aggregate number of shares of our common stock that may be issued pursuant to rights granted under the ESPP equals 1,758,109 shares of our common stock. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on (and including) January 1, 2032, the number of shares available for issuance under the ESPP will be increased by a number of shares equal to the lesser of (i) 1% of the fully diluted shares outstanding on the final day of the immediately preceding calendar year, and (ii) such smaller number of shares as determined by our Board.
Following the Separation on November 1, 2022, the fair value of ESPP shares issued to employees was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	4.7%	—
Expected volatility	54.8%	—
Expected term (years)	1.3	0
Dividend yield	—%	—%
As of December 31, 2022, there was $1.6 million of unrecognized compensation expense associated with the ESPP, which is expected to be recognized over an estimated weighted-average period of 1.22 years.
During the year ended December 31, 2022, there were no shares issued pursuant to the ESPP.